COMMON SHARES	12 Months Ended
Feb. 29, 2016
Stockholders' Equity Note [Abstract]
Common Shares [Text Block]
16.	COMMON SHARES

The Company presently has two classes of common shares, namely, Class A and Class B common shares, following the issuance of Class A common shares upon the IPO in October 2010.

Holders of Class A common shares and Class B common shares have the same rights except for voting and conversion rights. In respect of matters requiring shareholders' vote, each Class A common share is entitled to one vote, and each Class B common share is entitled to ten votes. Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances.

During the years ended February 28, 2014, 2015 and February 29, 2016, 8,275,000, 8,075,000 and nil Class B common shares were converted into 8,275,000, 8,075,000 and nil Class A common shares, respectively.

During the years ended February 28, 2014, 2015 and February 29, 2016, 1,614,996, 2,092,730 and 1,419,484 shares were issued in connection with vesting of nonvested shares granted to employees and converted into 807,498, 1,046,365 and 709,742 ADSs, respectively (representing 1,614,996, 2,092,730 and 1,419,484 Class A common shares, respectively).

During the year ended February 29, 2016, 40,136 of share options granted to employees were exercised and converted into 20,068 ADSs (representing 40,136 Class A common shares).

During the year ended February 29, 2016, 478,036 of common shares were issued as consideration to purchase Firstleap’s equity interests and were converted into 239,018 ADSs (representing 478,036 Class A common shares).